Investment Strategy - WCM Select Global Growth Fund	Jan. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal conditions, the Fund seeks to achieve its investment objective by investing in the equity securities of companies located throughout the world, including the United States. The Fund’s advisor considers a company to be located in a country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of its assets or production capacities in, the country. Under normal market conditions, the Fund invests at least 40% of its net assets in companies organized, headquartered or doing a substantial amount of business outside the United States, including in emerging and frontier countries or markets. Emerging and frontier countries or markets are those countries or markets with low- to middle-income economies as classified by the World Bank or included in any of the Morgan Stanley Capital International (“MSCI”) emerging markets or frontier markets indices. The Fund’s advisor considers a company that has at least 50% of its assets, or derives at least 50% of its revenues from business, outside the United States, as doing a substantial amount of business outside the United States.

The Fund’s investments in equity securities may include common stock and depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Canadian Depositary Receipts (“CDRs”) and Global Depositary Receipts (“GDRs”)). ADRs and CDRs are receipts that represent interests in foreign securities held on deposit by U.S. and Canadian banks or trust companies, respectively. EDRs and GDRs have the same qualities as ADRs and CDRs, except that they may be traded in several international trading markets.

The Fund’s advisor uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and/or a strong probability for superior future growth. The advisor’s investment process focuses on seeking companies with increasing competitive advantages, supported by corporate cultures emphasizing strong, quality and experienced management and durable global tailwinds (i.e., secular or structural market trends that the Fund’s advisor believes will persist over the longer term). These companies tend to have high or rising returns on invested capital, attractive growth prospects, and low (or no) debt. The Fund’s advisor also considers other factors, including political risk, monetary policy risk, and regulatory risk in selecting securities.

The Fund is unconstrained by market capitalization and generally expects to hold the equity securities of approximately 30 to 50 issuers. The Fund generally invests in the securities of companies located in different regions and in at least three different countries. From time to time, the Fund may invest a significant portion of its assets in the securities of companies located in one or a few countries or regions. From time to time, the Fund may also make significant investments in certain sectors.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.